Schedule of Investments
September 30, 2020
(Unaudited)
Invesco Balanced-Risk Retirement Now Fund
Schedule of Investments in Affiliated Issuers–100.52%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–59.60%
Invesco Balanced-Risk Allocation Fund, Class R6	59.60%	$10,859,325	$987,812	$(1,399,504)	$14,173	$(58,211)	$—	989,876	$10,403,595
Money Market Funds–40.92%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(b)	24.55%	4,345,662	2,235,607	(2,296,293)	—	—	15,970	4,284,976	4,284,976
Invesco Treasury Portfolio, Institutional Class, 0.02%(b)	16.37%	2,897,108	1,490,404	(1,530,862)	—	—	10,065	2,856,650	2,856,650
Total Money Market Funds		7,242,770	3,726,011	(3,827,155)	—	—	26,035		7,141,626
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $17,630,036)	100.52%	$18,102,095	$4,713,823	$(5,226,659)	$14,173	$(58,211)	$26,035		$17,545,221
OTHER ASSETS LESS LIABILITIES	(0.52)%								(90,176)
NET ASSETS	100.00%								$17,455,045
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Invesco Balanced-Risk Retirement 2020 Fund
Schedule of Investments in Affiliated Issuers–100.33%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–59.96%
Invesco Balanced-Risk Allocation Fund, Class R6	59.96%	$27,764,912	$1,961,298	$(3,345,372)	$(141,499)	$(16,044)	$—	2,495,080	$26,223,295
Money Market Funds–40.37%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(b)	24.22%	10,692,845	5,349,601	(5,448,536)	—	—	39,696	10,593,910	10,593,910
Invesco Treasury Portfolio, Institutional Class, 0.02%(b)	16.15%	7,128,563	3,566,401	(3,632,357)	—	—	25,031	7,062,607	7,062,607
Total Money Market Funds		17,821,408	8,916,002	(9,080,893)	—	—	64,727		17,656,517
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $44,342,114)	100.33%	$45,586,320	$10,877,300	$(12,426,265)	$(141,499)	$(16,044)	$64,727		$43,879,812
OTHER ASSETS LESS LIABILITIES	(0.33)%								(143,486)
NET ASSETS	100.00%								$43,736,326
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Invesco Balanced-Risk Retirement 2030 Fund
Schedule of Investments in Affiliated Issuers–100.08%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–96.88%
Invesco Balanced-Risk Aggressive Allocation Fund	—	$343,919	$—	$(340,952)	$77,468	$(80,435)	$—	—	$—
Invesco Balanced-Risk Allocation Fund, Class R6	96.88%	58,684,130	2,318,106	(4,335,595)	(238,391)	(383,348)	—	5,332,531	56,044,902
Total Alternative Funds		59,028,049	2,318,106	(4,676,547)	(160,923)	(463,783)	—		56,044,902
Money Market Funds–3.20%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(b)	1.92%	409,359	5,693,676	(4,992,725)	—	—	798	1,110,310	1,110,310
Invesco Treasury Portfolio, Institutional Class, 0.02%(b)	1.28%	272,906	3,795,784	(3,328,483)	—	—	489	740,207	740,207
Total Money Market Funds		682,265	9,489,460	(8,321,208)	—	—	1,287		1,850,517
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $60,622,701)	100.08%	$59,710,314	$11,807,566	$(12,997,755)	$(160,923)	$(463,783)	$1,287		$57,895,419
OTHER ASSETS LESS LIABILITIES	(0.08)%								(44,028)
NET ASSETS	100.00%								$57,851,391
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Invesco Balanced-Risk Retirement 2040 Fund
Schedule of Investments in Affiliated Issuers–100.18%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–99.83%
Invesco Balanced-Risk Aggressive Allocation Fund	31.96%	$14,649,843	$372,367	$(2,097,269)	$93,820	$(260,310)	$—	1,631,516	$12,758,451
Invesco Balanced-Risk Allocation Fund, Class R6	67.87%	27,381,690	1,403,408	(1,448,651)	(113,455)	(132,110)	—	2,577,629	27,090,882
Total Alternative Funds		42,031,533	1,775,775	(3,545,920)	(19,635)	(392,420)	—		39,849,333
Money Market Funds–0.35%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(b)	0.21%	260,783	2,323,816	(2,501,948)	—	—	384	82,651	82,651
Invesco Treasury Portfolio, Institutional Class, 0.02%(b)	0.14%	173,855	1,549,211	(1,667,965)	—	—	237	55,101	55,101
Total Money Market Funds		434,638	3,873,027	(4,169,913)	—	—	621		137,752
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $46,179,435)	100.18%	$42,466,171	$5,648,802	$(7,715,833)	$(19,635)	$(392,420)	$621		$39,987,085
OTHER ASSETS LESS LIABILITIES	(0.18)%								(71,671)
NET ASSETS	100.00%								$39,915,414
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Invesco Balanced-Risk Retirement 2050 Fund
Schedule of Investments in Affiliated Issuers–99.96%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–99.64%
Invesco Balanced-Risk Aggressive Allocation Fund	64.43%	$21,749,785	$339,622	$(3,291,656)	$182,590	$(515,933)	$—	2,361,177	$18,464,408
Invesco Balanced-Risk Allocation Fund, Class R6	35.21%	10,500,081	873,099	(1,156,825)	(10,930)	(113,852)	—	960,188	10,091,573
Total Alternative Funds		32,249,866	1,212,721	(4,448,481)	171,660	(629,785)	—		28,555,981
Money Market Funds–0.32%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(b)	0.19%	128,322	2,095,209	(2,169,172)	—	—	414	54,359	54,359
Invesco Treasury Portfolio, Institutional Class, 0.02%(b)	0.13%	85,548	1,396,807	(1,446,115)	—	—	262	36,240	36,240
Total Money Market Funds		213,870	3,492,016	(3,615,287)	—	—	676		90,599
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $31,488,334)	99.96%	$32,463,736	$4,704,737	$(8,063,768)	$171,660	$(629,785)	$676		$28,646,580
OTHER ASSETS LESS LIABILITIES	0.04%								11,053
NET ASSETS	100.00%								$28,657,633
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
On October 20, 2020, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of each Fund. In order to affect such liquidation, each Fund closed to investments by new accounts after the close of business on October 22, 2020. Each Fund will be liquidated on or about February 18, 2021.
Invesco Balanced-Risk Retirement Funds